Average Annual Total Returns - Institutional Shares - Janus Henderson Balanced Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Balanced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Balanced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Balanced Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Balanced Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	14.31%	11.81%	10.23%	10.18%	Sep. 13, 1993	18.40%	15.22%	13.88%	10.12%	7.51%	4.44%	3.84%	5.23%	14.20%	10.57%	9.52%	8.18%